UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 3207

General Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/13

FORM N-CSR

Item 1.      Reports to Stockholders.

General Money

Market Fund, Inc.

SEMIANNUAL REPORT May 31, 2013

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
14	Financial Highlights
16	Notes to Financial Statements

FOR MORE INFORMATION

Back Cover

General Money
Market Fund, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for General Money Market Fund, Inc., covering the six-month period from December 1, 2012, through May 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. economic recovery gained traction over the reporting period, but remained slower than historical norms. On one hand, the expansion has been fueled by gradually falling unemployment, recovering housing markets, rapid growth in domestic oil and gas production, and, perhaps most significant, the aggressively stimulative monetary policy of the Federal Reserve Board (the “Fed”). On the other hand, several factors have weighed on the nation’s economic growth rate, including relatively sluggish demand for exports to Europe and the emerging markets, higher tax rates for some Americans, and more restrictive fiscal policies stemming from sequestration. While yields of longer term bonds climbed in response to these developments, yields of money market instruments remained anchored by the Fed’s historically low target for the overnight federal funds rate.

In our analysis, real GDP growth seems poised to accelerate modestly over the remainder of 2013. In fact, we expect the relatively mild economic expansion to remain intact domestically and globally over the next several years. The moderate pace of the recovery implies that the risks of consumer price inflation are limited, making it unlikely that the Fed will adopt expansion-threatening, restrictive policies anytime soon. As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
June 17, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2012, through May 31, 2013, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2013, General Money Market Fund’s Class A shares produced an annualized yield of 0.01%, and its Class B shares produced an annualized yield of 0.01%. Taking into account the effects of compounding, the fund’s Class A and Class B shares produced annualized effective yields of 0.01% and 0.01%, respectively.1

Yields of money market instruments remained near zero percent throughout the reporting period as short-term interest rates were unchanged despite evidence of more robust economic growth.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital.To pursue its goal, the fund invests in a diversified portfolio of high-quality, short-term dollar-denominated debt securities. These include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches, repurchase agreements, including tri-party repurchase agreements, asset-backed securities, domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest, and dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies. Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

Gradual U.S. Economic Recovery Continued

The reporting period began in the wake of improving economic sentiment after the unemployment rate dropped to 7.9% and the Federal Reserve Board (the “Fed”) embarked on a third round of quantitative easing involving monthly purchases of

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

$40 billion of mortgage-backed securities over an indefinite period. In addition, the Fed extended its commitment to maintaining the overnight federal funds rate in a historically low range between 0% and 0.25% through mid-2015.

December saw the addition of 164,000 jobs, a 7.8% unemployment rate, and a mild rebound in manufacturing activity.Yet, consumer confidence declined somewhat, and retailers reported relatively sluggish sales during the holiday season. Many analysts were surprised when the economic growth rate slid to a disappointing 0.4% annualized rate during the fourth quarter of 2012, which was attributed mainly to reductions in federal spending and uncertainty surrounding automatic spending cuts and tax hikes scheduled for the start of 2013. Other indicators proved somewhat more encouraging, including gains in personal consumption, durable goods purchases, and housing market activity.

Data from January 2013 also portrayed a sluggish economic recovery, as the economy added 157,000 jobs, but the unemployment rate inched upwards to 7.9%. Matters improved in February, when the unemployment rate fell to 7.7% and 236,000 new jobs were created. Employment gains were particularly strong in the professional and business services, construction, and health care industries. Moreover, manufacturing activity increased in February for the third consecutive month, and retail sales posted significant gains. Just 88,000 new jobs were added in March, but the unemployment rate edged lower to 7.6%. Both the manufacturing and services sectors posted gains in March, helping the U.S. economy achieve a 2.4% annualized growth rate for the first quarter of 2013.

The gradual U.S. economic recovery continued in April when the private sector added 176,000 jobs and the unemployment rate fell to a multi-year low of 7.5% as some discouraged workers left the workforce. Yet, the service and manufacturing sectors continued to expand. Economic sentiment appeared to change dramatically in May after remarks by Fed Chairman Ben Bernanke were widely interpreted as a signal that the Fed would begin to curtail its ongoing quantitative easing program sooner than many had expected. However, expectations of a less accommodative monetary policy seemed to be at odds with a decline in U.S. manufacturing activity, an increase in the unemployment rate to 7.6%, and subdued inflation during the month. Equity investors nonetheless signaled optimism about the future as several broad indices of stock market performance reached new record highs in May.

No Changes Expected for Short-Term Rates

Despite evidence of a gradually recovering U.S. economy, short-term interest rates and money market yields remained near zero percent throughout the reporting period. Moreover, yield differences along the money market’s maturity spectrum stayed relatively narrow. Therefore, as we have for some time, we maintained the fund’s weighted average maturity in a position we considered to be roughly in line with market averages, and we remained focused on well-established issuers with good liquidity characteristics.

Although many analysts are anticipating a tapering off of the Fed’s quantitative easing program later this year, we have seen no evidence that monetary policymakers are prepared to raise short-term interest rates. Consequently, we intend to keep the fund’s focus on quality and liquidity.

June 17, 2013

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
The fund’s short-term corporate and asset-backed securities holdings involve credit and liquidity risks and risk of principal loss.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund’s Class A and Class B shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Money Market Fund, Inc. from December 1, 2012 to May 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2013

	Class A	Class B
Expenses paid per $1,000†	$1.05	$1.05
Ending value (after expenses)	$1,000.10	$1,000.10

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2013

	Class A	Class B
Expenses paid per $1,000†	$1.06	$1.06
Ending value (after expenses)	$1,023.88	$1,023.88

† Expenses are equal to the fund’s annualized expense ratio of .21% for Class A and .21% for Class B multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2013 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—31.4%	Amount ($)		Value ($)
Bank of Nova Scotia (Yankee)
0.24%, 6/3/13—9/12/13	550,000,000	[a]	550,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.23%, 8/8/13	500,000,000		500,000,000
Canadian Imperial Bank of Commerce (Yankee)
0.28%, 6/3/13	75,000,000	[a]	75,000,000
Credit Suisse New York (Yankee)
0.23%—0.28%, 6/3/13—7/31/13	550,000,000	[a]	550,000,000
Deutsche Bank AG (Yankee)
0.41%, 8/12/13	500,000,000		500,000,000
Mizuho Corporate Bank (Yankee)
0.23%, 6/12/13	450,000,000		450,000,000
Norinchukin Bank (Yankee)
0.24%, 7/17/13—8/2/13	550,000,000		550,000,000
Royal Bank of Canada (Yankee)
0.27%—0.30%, 6/3/13	410,000,000	[a]	410,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.23%, 7/17/13	500,000,000	[b]	500,000,000
Toronto Dominion Bank (Yankee)
0.13%—0.28%, 6/3/13—6/20/13	240,000,000		240,000,000
UBS (Yankee)
0.22%, 6/17/13	60,000,000		60,001,330
Total Negotiable Bank Certificates of Deposit
(cost $4,385,001,330)			4,385,001,330

Commercial Paper—24.6%
ASB Finance Ltd.
0.26%—0.33%, 6/13/13—7/29/13	120,000,000	[a,b]	119,958,111
Bank of Nova Scotia
0.05%, 6/3/13	100,000,000		99,999,722
Barclays U.S. Funding
0.19%—0.20%, 8/2/13—8/22/13	300,000,000		299,879,000
BNP Paribas Finance Inc.
0.16%, 6/28/13	100,000,000		99,988,000
Commonwealth Bank of Australia
0.19%—0.33%, 6/3/13—6/5/13	500,000,000	[a,b]	499,997,944

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Principal
	Commercial Paper (continued)	Amount ($)		Value ($)
	Mizuho Funding LLC
	0.24%, 7/2/13	190,000,000	[b]	189,961,551
	National Australia Bank
	0.28%, 8/9/13	400,000,000	[a]	400,000,000
	National Australia Funding (DE) Inc.
	0.23%, 6/16/13	150,000,000	[a]	150,000,000
	NRW Bank
	0.17%, 7/17/13	300,000,000	[b]	299,936,750
	Rabobank USA Financial Corp.
	0.24%, 10/8/13	139,970,000		139,849,626
	RBS Holdings USA Inc.
	0.12%, 6/3/13	86,000,000		85,999,427
	Svenska Handelsbanken
	0.25%, 8/9/13	100,000,000	[b]	99,952,083
	UBS Finance (Delaware) Inc.
	0.21%, 8/16/13	400,000,000		399,822,667
	Westpac Banking Corp.
	0.27%—0.29%, 5/31/13—6/3/13	550,000,000	[a,b]	550,000,000
	Total Commercial Paper
	(cost $3,435,344,881)			3,435,344,881

Asset	-Backed Commercial Paper—7.7%
	Bedford Row Funding
	0.32%, 7/10/13	100,000,000	[b]	99,965,333
	Collateralized Commercial Paper Program Co., LLC
	0.30%—0.35%, 8/26/13—11/4/13	650,000,000		649,312,153
	FCAR Owner Trust, Ser. II
	0.21%, 6/3/13—8/5/13	225,000,000		224,951,437
	Northern Pines Funding LLC
	0.40%, 9/3/13	100,000,000	[b]	99,895,556
	Total Asset-Backed Commercial Paper
	(cost $1,074,124,479)			1,074,124,479

	Time Deposits—27.5%
	Australia and New Zealand
	Banking Group Ltd. (Grand Cayman)
	0.10%, 6/3/13	450,000,000		450,000,000

	Principal
Time Deposits (continued)	Amount ($)	Value ($)
Bank of America N.A.
(Grand Cayman)
0.01%, 6/3/13	23,000,000	23,000,000
BNP Paribas (Grand Cayman)
0.10%, 6/3/13	550,000,000	550,000,000
Credit Agricole (Grand Cayman)
0.11%, 6/3/13	650,000,000	650,000,000
DnB Bank (Grand Cayman)
0.08%, 6/3/13	650,000,000	650,000,000
Lloyds TSB Bank (London)
0.08%, 6/3/13	400,000,000	400,000,000
Svenska Handelsbanken (Grand Cayman)
0.08%, 6/3/13	470,000,000	470,000,000
Swedbank (Grand Cayman)
0.08%, 6/3/13	650,000,000	650,000,000
Total Time Deposits
(cost $3,843,000,000)		3,843,000,000

U.S. Government Agency—.8%
Federal Home Loan Bank
0.00%, 6/3/13
(cost $104,000,000)	104,000,000	104,000,000

U.S. Treasury Notes—7.2%
0.11%—0.21%, 6/30/13—12/15/13
(cost $1,001,601,079)	1,000,000,000	1,001,601,079

Repurchase Agreements—.8%
Citigroup Global Markets Holdings Inc.
0.06%, dated 5/31/13, due 6/3/13 in
the amount of $15,000,075 (fully
collateralized by $7,300,000 Federal
Agricultural Mortgage Corp., 0.24%-2%,
due 10/17/14-7/27/16, value $7,488,052
and $7,152,000 Federal National Mortgage
Association, 5%, due 4/15/15,
value $7,812,322)	15,000,000	15,000,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
Mizuho Securities USA
0.06%, dated 5/31/13, due 6/3/13 in the
amount of $100,000,500 (fully collateralized
by $102,011,300 U.S. Treasury Bills,
due 9/5/13-9/12/13, value $102,000,027)	100,000,000	100,000,000
Total Repurchase Agreements
(cost $115,000,000)		115,000,000

Total Investments (cost $13,958,071,769)	100.0%	13,958,071,769
Cash and Receivables (Net)	.0%	5,152,801
Net Assets	100.0%	13,963,224,570

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2013, these securities amounted to $2,459,667,328 or 17.6% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	83.5	Asset-Backed/Single Seller	1.6
U.S. Government/Agency	8.0	Repurchase Agreements	.8
Asset-Backed/Banking	6.1		100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	13,958,071,769	13,958,071,769
Cash		1,095,897
Interest receivable		5,694,045
Receivable for shares of Common Stock subscribed		1
Prepaid expenses		1,097,413
		13,965,959,125
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		2,251,061
Payable for shares of Common Stock redeemed		177,964
Accrued expenses		305,530
		2,734,555
Net Assets ($)		13,963,224,570
Composition of Net Assets ($):
Paid-in capital		13,963,213,254
Accumulated net realized gain (loss) on investments		11,316
Net Assets ($)		13,963,224,570

Net Asset Value Per Share
	Class A	Class B
Net Assets ($)	1,726,206,498	12,237,018,072
Shares Outstanding	1,726,184,541	12,237,028,713
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2013 (Unaudited)

Investment Income ($):
Interest Income	15,942,707
Expenses:
Management fee—Note 2(a)	35,684,504
Shareholder servicing costs—Note 1 and Note 2(c)	18,930,667
Distribution, service and prospectus fees—Note 2(b)	14,694,108
Shareholders’ reports	381,005
Directors’ fees and expenses—Note 2(d)	303,950
Registration fees	299,661
Custodian fees—Note 2(c)	242,287
Professional fees	44,185
Miscellaneous	65,689
Total Expenses	70,646,056
Less—reduction in expenses due to undertaking—Note 2(a)	(55,031,525)
Less—reduction in shareholder servicing costs
due to undertaking—Note 2(c)	(374,877)
Less—reduction in fees due to earnings credits—Note 2(c)	(10,330)
Net Expenses	15,229,324
Investment Income—Net	713,383
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	37,334
Net Increase in Net Assets Resulting from Operations	750,717

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2013	Year Ended
	(Unaudited)	November 30, 2012
Operations ($):
Investment income—net	713,383	1,354,651
Net realized gain (loss) on investments	37,334	(26,018)
Net Increase (Decrease) in Net Assets
Resulting from Operations	750,717	1,328,633
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(88,256)	(183,538)
Class B Shares	(625,127)	(1,204,285)
Total Dividends	(713,383)	(1,387,823)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	3,242,800,797	4,787,409,527
Class B Shares	11,967,728,609	23,053,336,539
Dividends reinvested:
Class A Shares	87,562	183,538
Class B Shares	619,677	1,198,223
Cost of shares redeemed:
Class A Shares	(3,279,952,591)	(4,848,603,793)
Class B Shares	(12,147,457,889)	(22,582,313,820)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(216,173,835)	411,210,214
Total Increase (Decrease) in Net Assets	(216,136,501)	411,151,024
Net Assets ($):
Beginning of Period	14,179,361,071	13,768,210,047
End of Period	13,963,224,570	14,179,361,071

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2013				Year Ended November 30,
Class A Shares	(Unaudited)		2012		2011		2010		2009	2008
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.003	.027
Distributions:
Dividends from
investment income—net (.000)[a]			(.000)[a]		(.000)[a]		(.000)[a]		(.003)	(.027)
Net asset value,
end of period	1.00		1.00		1.00		1.00		1.00	1.00
Total Return (%)	.02	[b]	.01		.03		.03		.33	2.75
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.73	[b]	.74		.75		.75		.77	.76
Ratio of net expenses
to average net assets	.21	[b]	.26		.22		.30		.60	.76
Ratio of net investment
income to average
net assets	.01	[b]	.01		.03		.03		.31	2.66
Net Assets,
end of period
($ x 1,000)	1,726,206		1,763,266 1,824,285 1,693,043						1,683,536	1,312,626

a	Amount represents less than $.001 per share.
b	Annualized.

See notes to financial statements.

Six Months Ended
May 31, 2013					Year Ended November 30,
Class B Shares	(Unaudited)		2012		2011		2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00	1.00	1.00
Investment Operations:
Investment
income—net	.000	[a]	.000	[a]	.000	[a]	.001	.002	.024
Distributions:
Dividends from
investment
income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.001)	(.002)	(.024)
Net asset value,
end of period	1.00		1.00		1.00		1.00	1.00	1.00
Total Return (%)	.02	[b]	.01		.05		.05	.23	2.48
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average
net assets	1.03	[b]	1.03		1.04		1.04	1.06	1.04
Ratio of net expenses
to average
net assets	.21	[b]	.26		.20		.28	.72	1.03
Ratio of net investment
income to average
net assets	.01	[b]	.01		.05		.05	.22	2.43
Net Assets,
end of period
($ x 1,000)	12,237,018		12,416,095 11,943,925				10,916,611	11,314,733	9,865,033

a	Amount represents less than $.001 per share.
b	Annualized.

See notes to financial statements.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 25.5 billion shares of $.001 par value Common Stock.The fund currently offers two classes of shares: Class A (7 billion shares authorized) and Class B (18.5 billion shares authorized). Class A and Class B shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (securities dealers, financial institutions or other industry professionals) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2013, sub-accounting service fees amounted to $3,126,193 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	13,958,071,769
Level 3—Significant Unobservable Inputs	—
Total	13,958,071,769
† See Statement of Investments for additional detailed categorizations.

At May 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended May 31, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The fund has an unused capital loss carryover of $26,018 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2012.These post-enactment short-term capital losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2012 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage fees, interest on borrowings and extraordinary expenses) exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended May 31, 2013, there was no reduction in expenses pursuant to the Agreement.

The Manager also has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $4,600,611 for Class A and $50,430,914 for Class B shares during the period ended May 31, 2013.

(b) Under the Service Plan with respect to Class A (the “Service Plan”), adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and implementing and operating the Service Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class A. In addition, Class A shares pay the Distributor for distributing their shares, servicing shareholder accounts (“Servicing”) and advertising and marketing relating to Class A shares at an aggregate annual rate of .20% of the value of the average daily net assets of Class A. The Distributor may pay one or more Service Agents a fee with respect to Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record.The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the Distributor. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Distributor will be permitted to act as a Service Agent with respect to such fund shareholders and receive payments under the Service Plan for Servicing.The

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended May 31, 2013, Class A shares were charged $1,820,942 pursuant to the Service Plan.

Under the Distribution Plan with respect to Class B (“Class B Distribution Plan”), adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an annual rate not to exceed .20% of the value of the average daily net assets of Class B. During the period ended May 31, 2013, Class B shares were charged $12,873,166 pursuant to the Class B Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (“Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class A shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2013, Class A shares were charged $53,024 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (“Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class B shares for servicing shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December1, 2012 through May 31, 2013 to reduce the expenses of Class B shares, if the aggregate expenses of Class B shares (excluding taxes, brokerage fees, interest on borrowings and extraordinary expenses) exceeded an annual rate of 1.02% of the value of the average daily net assets of Class B shares. Such expense limitations are voluntary, temporary and may be terminated at any time. During the period ended May 31, 2013, Class B shares were charged $15,630,963 pursuant to the Class B Shareholder Services Plan, of which $374,877 was reimbursed by the Manager.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2013, the fund was charged $107,856 for transfer agency services and $3,644 for cash management services. Cash management fees were partially offset by earnings credits of $610. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2013, the fund was charged $242,287 pursuant to the custody agreement.These fees were partially offset by earnings credits of $9,714.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions.The Bank of New York Mellon also provides shareholder redemption draft processing services. During the period ended May 31, 2013, the fund was charged $2,357 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $6.

During the period ended May 31, 2013, the fund was charged $4,558 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $5,913,562, Distribution Plan fees $2,363,095, Shareholder Services Plan fees $3,117,622, custodian fees $119,967, Chief Compliance Officer fees $3,830 and transfer agency fees $37,524, which are offset against an expense reimbursement currently in effect in the amount of $9,304,539.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2013 MBSC Securities Corporation

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Money Market Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	July 24, 2013

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)